Employee benefits	12 Months Ended
Dec. 31, 2021
Classes of employee benefits expense [abstract]
Employee benefits	Employee benefits

	2021	2020	2019

Wages and salaries	1,055,959	483,600	348,731
Social security costs	258,488	138,960	117,604
Profit sharing and annual bonuses	61,629	89,973	45,596
Share-based payments	113,169	120,777	64,509
	1,489,245	833,310	576,440
The Group provides a standard benefit package to all employees, consisting primarily of health care plans, group life insurance, meal and food vouchers and transportation vouchers. The commission paid to salespeople are included in Wages and salaries.